Fair Value Measurements (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,300,045	$ 1,149,090
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	61,117	49,229
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,238,928	1,099,861
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,257	12,207
Common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,257	12,207
Common stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common stock | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fixed income mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	49,860	37,022
Fixed income mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	49,860	37,022
Fixed income mutual funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fixed income mutual funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common and commingled trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,238,928	1,099,861
Common and commingled trust funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common and commingled trust funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common and commingled trust funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common and commingled trust funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,238,928	$ 1,099,861